Stockholders' Equity - Stock Incentive Plans - Additional Information (Detail) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	May 02, 2018	Jul. 31, 2016	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock option compensation expense			$ 7,000	$ 21,000	$ 50,000		$ 161,000	$ 349,000
Stock options granted					0	[1]		0
Additional compensation expense relating to stock options					$ 6,800
Restricted stock compensation expense			14,000	27,000	79,000		266,000	$ 308,000
Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock option compensation expense			7,000	21,000	$ 100,000		$ 200,000	300,000
Stock options granted							0
Remaining average recognition period for unrecognized compensation expense					5 months 1 day
Aggregate intrinsic value of options outstanding and exercisable					$ 0
Closing stock price (in dollars per share)					$ 450.00
Stock Options [Member] | Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options granted, term					10 years
Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted stock compensation expense			$ 14,000	$ 27,000	$ 100,000		$ 300,000	$ 300,000
2004 Stock Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares reserved for the issuance (in shares)					0
2009 Stock Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares reserved for the issuance (in shares)		0			0
Increased number of shares (in shares)		0
Shares available for grant					0
Subsequent Event [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares available for grant	0
Stock options granted	0

[1]	Due to the May 2, 2018 1-for-500 reverse stock split, and no fractional shares being issued, all numbers are reduced to zero.